Balances and Transactions with Related Parties - Schedule of Balances and Transactions with Related Parties (Details) - Balances and Transactions With Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances and Transactions with Related Parties [Line Items]
Current Liabilities - Accounts payable trade		$ 25
Current Liabilities - Accrued expenses		23
R&D services	$ 26	$ 862	$ 1,322